Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Schedule of the computations for basic and diluted earnings per share

The computations for basic and diluted earnings per share are described in the following table:

	Year ended June 30,
	2016	2015

Net income (loss)	$1,414,615	$(715,280)
Weighted average common shares outstanding:
Basic	15,401,893	14,711,586
Effect of dilutive securities:
Options to purchase common stock	71,859	—
Restricted stock units	944,274	—
Common stock warrants	457,357	—
Diluted	16,875,383	14,711,586

Earnings (Loss) per common share:
Basic	$0.09	$(0.05)
Diluted	$0.08	$(0.05)
Excluded from computation:
Options to purchase common stock	718,684	703,721
Restricted stock units	289,982	1,002,700
Common stock warrants	848,927	1,916,671
	1,857,593	3,623,092